UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 135.6%
DIVERSIFIED 11.5%
Colonial Properties Trust	127,575	$2,384,377
Unibail-Rodamco (France)(a)	22,400	4,532,197
Vornado Realty Trust	602,943	54,837,666
		61,754,240
HEALTH CARE 42.9%
HCP	1,041,700	41,803,421
Health Care REIT	864,425	46,013,343
Nationwide Health Properties	943,000	33,929,140
Omega Healthcare Investors	710,600	13,970,396
Senior Housing Properties Trust	932,489	22,221,213
Ventas	1,460,201	72,163,133
		230,100,646
HOTEL 3.5%
DiamondRock Hospitality Co.	530,390	4,826,549
Hospitality Properties Trust	324,800	6,664,896
Host Hotels & Resorts	238,939	3,175,499
Strategic Hotels & Resorts	565,200	4,267,260
		18,934,204
INDUSTRIAL 1.9%
EastGroup Properties	107,800	5,232,612
Segro PLC (United Kingdom)(a)	632,626	4,769,743
		10,002,355
OFFICE 24.6%
BioMed Realty Trust	294,010	7,776,564
Boston Properties(b)	219,539	20,562,023
Brandywine Realty Trust	836,722	13,412,654
Highwoods Properties	415,300	14,768,068
Liberty Property Trust	855,520	32,210,328
Mack-Cali Realty Corp.	968,900	32,816,643
Parkway Properties	139,300	5,273,898

	Number
	of Shares	Value

SL Green Realty Corp.	86,722	$5,619,586
		132,439,764
RESIDENTIAL—APARTMENT 26.0%
American Campus Communities	443,559	15,027,779
Apartment Investment & Management Co.	361,452	12,658,049
AvalonBay Communities	280,600	27,616,652
Camden Property Trust	366,600	16,812,276
Education Realty Trust	534,800	5,925,584
Home Properties	517,845	30,009,118
Mid-America Apartment Communities	207,400	10,191,636
UDR	809,100	21,157,965
		139,399,059
SELF STORAGE 3.8%
Extra Space Storage	645,500	9,914,880
Sovran Self Storage	236,700	10,578,123
		20,493,003
SHOPPING CENTER 19.1%
COMMUNITY CENTER 7.4%
Cedar Shopping Centers	254,562	3,365,310
Developers Diversified Realty Corp.	479,400	15,192,186
Inland Real Estate Corp.	324,100	5,085,129
Regency Centers Corp.	58,818	3,922,572
Urstadt Biddle Properties—Class A	642,900	12,054,375
		39,619,572
REGIONAL MALL 11.7%
General Growth Properties	453,810	6,852,531
Glimcher Realty Trust	690,300	7,206,732
Macerich Co.	764,557	48,664,053
		62,723,316
TOTAL SHOPPING CENTER		102,342,888

	Number
	of Shares	Value

SPECIALTY 2.3%
Entertainment Properties Trust	228,600	$12,508,992
TOTAL COMMON STOCK (Identified cost—$513,677,663)		727,975,151

PREFERRED SECURITIES—$25 PAR VALUE 25.0%
BANK 0.6%
PNC Capital Trust E, 7.75%	78,875	1,612,994
Wells Fargo Capital XII, 7.875%	70,000	1,677,200
		3,290,194
BANK—FOREIGN 0.8%
Barclays Bank PLC, 8.125%	100,350	1,715,985
Deutsche Bank Contingent Capital Trust V, 8.05%	85,000	1,717,000
Royal Bank of Scotland Group PLC, 7.25%, Series T	55,800	558,000
		3,990,985
INSURANCE—FOREIGN 0.1%
Allianz SE, 8.375%	34,300	691,145

REAL ESTATE 23.5%
DIVERSIFIED 2.4%
Duke Realty Corp., 6.95%, Series M	100,000	1,640,000
Duke Realty Corp., 7.25%, Series N	80,000	1,182,400
Duke Realty Corp., 8.375%, Series O	48,300	893,067
Entertainment Properties Trust, 7.75%, Series B	128,000	1,958,400
iStar Financial, 7.80%, Series F	142,631	713,155
iStar Financial, 7.65%, Series G	48,825	241,684
iStar Financial, 7.50%, Series I	6,850	33,770
Lexington Realty Trust, 7.55%, Series D	226,700	3,003,775
Vornado Realty Trust, 6.625%, Series G	109,650	1,809,225
Vornado Realty Trust, 6.625%, Series I	70,600	1,164,900
		12,640,376
HEALTH CARE 1.7%
HCP, 7.10%, Series F	202,700	3,638,465
Health Care REIT, 7.625%, Series F	209,600	4,454,000

	Number
	of Shares	Value

Omega Healthcare Investors, 8.375%, Series D	40,000	$876,000
		8,968,465
HOTEL 2.7%
Ashford Hospitality Trust, 8.45%, Series D	429,275	4,722,025
Hospitality Properties Trust, 7.00%, Series C	300,000	3,585,000
LaSalle Hotel Properties, 7.25%, Series G	170,000	2,312,000
Strategic Hotels & Resorts, 8.25%, Series B	36,800	423,200
Strategic Hotels & Resorts, 8.25%, Series C	145,000	1,812,500
Sunstone Hotel Investors, 8.00%, Series A	119,550	1,752,603
		14,607,328
MORTGAGE 0.6%
Anthracite Capital, 8.25%, Series D	1,475	13,452
Gramercy Capital Corp., 8.125%, Series A	215,175	1,592,295
Newcastle Investment Corp., 9.75%, Series B	2,279	18,483
Newcastle Investment Corp., 8.375%, Series D	38,250	263,160
NorthStar Realty Finance Corp., 8.25%, Series B	118,475	1,080,492
		2,967,882
NET LEASE COMPANY 0.6%
Realty Income Corp., 6.75%, Series E	177,000	3,318,750

OFFICE 2.7%
BioMed Realty Trust, 7.375%, Series A	266,500	4,751,695
Brandywine Realty Trust, 7.375%, Series D	38,300	541,945
Corporate Office Properties Trust, 7.625%, Series J	197,600	4,246,424
Cousins Properties, 7.50%, Series B	158,400	2,692,800
HRPT Properties Trust, 8.75%, Series B	67,691	1,157,516
Kilroy Realty Corp., 7.50%, Series F	55,500	876,900
		14,267,280
OFFICE/INDUSTRIAL 0.6%
PS Business Parks, 7.20%, Series M	100,000	1,645,000
PS Business Parks, 6.70%, Series P	100,401	1,631,516
		3,276,516

	Number
	of Shares	Value

RESIDENTIAL 2.3%
APARTMENT
Apartment Investment & Management Co., 7.75%, Series U	337,700	$5,875,980
Apartment Investment & Management Co., 8.00%, Series V	50,000	845,000
Associated Estates Realty Corp., 8.70%, Series B	49,800	1,008,450
Mid-America Apartment Communities, 8.30%, Series H	146,400	3,074,400
UDR, 6.75%, Series G	92,600	1,703,840
		12,507,670
MANUFACTURED HOME 0.0%
American Land Lease, 7.75%, Series A	1,679	26,864
TOTAL RESIDENTIAL		12,534,534
SELF STORAGE 6.7%
Public Storage, 6.95%, Series H	245,500	4,318,345
Public Storage, 7.25%, Series I	250,429	4,853,314
Public Storage, 7.25%, Series K	464,592	8,664,641
Public Storage, 6.75%, Series L	470,600	8,131,968
Public Storage, 6.625%, Series M	246,500	4,313,750
Public Storage, 7.00%, Series N	307,300	5,817,189
		36,099,207
SHOPPING CENTER 2.8%
COMMUNITY CENTER 1.9%
Kimco Realty Corp., 7.75%, Series G	150,000	3,061,500
National Retail Properties, 7.375%, Series C	85,600	1,712,000
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(c)	24,000	2,226,000
Weingarten Realty Investors, 6.50%, Series F	180,000	3,240,000
		10,239,500
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D	297,000	4,276,800
Simon Property Group, 8.375%, Series J ($50 par value)(c)	14,000	790,160
		5,066,960
TOTAL SHOPPING CENTER		15,306,460

	Number
	of Shares	Value

SPECIALTY 0.4%
Digital Realty Trust, 8.50%, Series A	122,000	$2,287,500
TOTAL REAL ESTATE		126,274,298
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$201,760,363)		134,246,622

PREFERRED SECURITIES—CAPITAL SECURITIES 3.6%
BANK 3.4%
Bank of America Corp., 8.125%, due 12/29/49	4,500,000	3,641,355
Citigroup, 8.40%, due 4/30/49	4,500,000	3,068,595
JPMorgan Chase, 7.90%, due 4/29/49	5,500,000	4,642,720
PNC Preferred Funding Trust I, 144A(d)	4,000,000	3,572,384
Wells Fargo Capital XIV, 8.625%, due 9/14/68	120,000	3,012,000
		17,937,054
INSURANCE 0.2%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(d)	2,000,000	1,210,322
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$23,272,648)		19,147,376

	Principal
	Amount

CORPORATE BONDS 0.8%
BANK 0.5%
Wells Fargo Capital XV, 9.75%, due 12/26/49, (FRN)	$3,000,000	2,912,799

LIFE/HEALTH INSURANCE 0.3%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(d)	2,000,000	1,442,414
TOTAL CORPORATE BONDS (Identified cost—$4,972,385)		4,355,213

		Number
		of Shares	Value

SHORT-TERM INVESTMENTS 14.7%
MONEY MARKET FUND 5.5%
Federated U.S. Treasury Cash Reserves Fund, 0.99%(e)		29,200,000	$29,200,000

		Principal
		Amount

U.S. TREASURY OBLIGATIONS 9.2%
United States Treasury Bill, 0.01%, due 10/2/08		$27,000,000	26,999,962
United States Treasury Bill, 0.01%, due 10/9/08		22,600,000	22,597,027
			49,596,989
TOTAL SHORT TERM INVESTMENTS (Identified cost—$78,796,989)			78,796,989

TOTAL INVESTMENTS (Identified cost—$822,480,048)	179.7%		964,521,351

LIQUIDATION VALUE OF PREFERRED SHARES	(80.9)%		(434,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2%		6,283,446

NET ASSETS (Equivalent to $13.69 per share based on 39,210,417 shares of common stock outstanding)	100.0%		$536,804,797

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets net assets applicable to common shares of the fund.

(a)          Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 1.7% of net assets applicable to common shares of the fund.

(b)         125,000 shares segregated as collateral for the interest rate swap transactions.

(c)          Illiquid security. Aggregate holdings equal 0.6% of net assets applicable to common shares of the fund.

(d)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.2% of net assets applicable to common shares.

(e)          Rate quoted represents the seven day yield of the Fund.

Interest rate swaps outstanding at September 30, 2008 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Bank of America	$14,000,000	3.213%	2.486%	October 2, 2008	$(8,479)
Merrill Lynch Derivative Products AG	$46,000,000	5.580%	2.488%	April 5, 2009	(372,051)
Merrill Lynch Derivative Products AG	$35,000,000	3.430%	3.188%	November 22, 2012	620,295
Royal Bank of Canada	$14,000,000	3.680%	3.188%	October 22, 2008	(5,541)
Royal Bank of Canada	$44,000,000	4.258%	2.487%	March 9, 2010	(629,292)
Royal Bank of Canada	$26,000,000	4.137%	3.429%	May 26, 2010	(337,450)
UBS AG	$24,000,000	5.495%	2.488%	April 15, 2009	(185,202)
UBS AG	$35,000,000	3.639%	2.497%	April 17, 2013	427,673
UBS AG	$30,000,000	3.615%	3.709%	February 28, 2014	654,854
					$164,807

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$964,521,351	$852,915,672	$111,605,679	$—
Other Financial Instruments*	$(164,807)	—	$(164,807)	$—

Total	$964,356,544	$852,915,672	$111,440,872	$—

* Other financial instruments include interest rate swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of December 31, 2007	$10,555,600
Realized gain (loss)	208,410
Change in unrealized appreciation (depreciation)	811,100
Net purchases (sales)	(11,575,110)
Balance as of September 30, 2008	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$260,188,308
Gross unrealized depreciation	(118,147,005)
Net unrealized appreciation	$142,041,303

Cost for federal income tax purposes	$822,480,048

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 26, 2008